Supplement to PREMIER Accumulation Life Prospectus
                Supplement dated  December 8, 2005
                to Prospectus dated April 29, 2005

Effective December 3, 2005, ING VP Emerging Markets Fund, Inc. was merged into ING JPMorgan Emerging Markets Equity Portfolio.
Accordingly, any reference to ING VP Emerging Markets Fund, Inc. in this prospectus should be replaced with ING JPMorgan Emerging Markets Equity Portfolio.

The following Portfolio Operating Expenses should replace the Portfolio Operating Expense information for ING Emerging Markets Fund found on page 5 of the Prospectus.





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												      Net Total
									  Total 	Contractual    Annual
									  Annual	 Expense      Portfolio
					     Distribution 		 Portfolio	Waiver or     Operating
				Management  Service (12b-1)   Other 	 Operating	Reimburse-   Expenses (After
				  Fees	       Fees	    Expenses      Expenses	ment	     any reimbursement
	                                                    					      and waiver
												      agreements)
----------------------------------------------------------------------------------------------------------------------

ING JPMorgan Emerging Markets 	 1.25%	      None	     0.01%	   1.26%	   -	         1.26%
Equity Portfolio (1)

(1)  This portfolio is only available if you have been continuously invested in it since April 30, 2000.

The following information should replace the ING VP Emerging Markets Fund in the Table of Variable Investment Options on Page 14.

     THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
        CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000
--------------------------------------------------------------------------
    Portfolio Name	      Investment Objective	Investment Adviser
--------------------------------------------------------------------------
ING Investors Trust
--------------------
ING JPMorgan Emerging         The Portfolio seeks      Directed Services, Inc.
Markets Equity Portfolio      capital appreciation.    Sub-Advised by J.P. Morgan
	                                               Investment Management Inc.




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